                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       SUPPLEMENT DATED DECEMBER 5, 1997
                                     TO THE
                        PROSPECTUS DATED APRIL 30, 1997
                        AS SUPPLEMENTED ON JUNE 13, 1997
                                    FOR THE
                   PROVIDIAN MARQUEE VARIABLE ANNUITY A UNITS

             OFFERED BY PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)



Effective January 1, 1998, if the state of issue of your Contract is CA, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, in which case you will bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period. This means that your initial Net Purchase Payment(s) will not be invested in the Fidelity Money Market during the Right to Cancel Period. (Please note that immediate investment is not available with respect to any amounts allocated to the Guaranteed Equity Option which is illiquid for the guarantee period.)

                                   * * * * *

The first paragraph under the heading "Exceptions to Charges and to Transaction or Balance Requirements" on page 18 is hereby amended to read as follows:

The sales load or other administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of sales and/or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract are permitted to purchase Contracts with substantial reduction of the sales load or other administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       SUPPLEMENT DATED DECEMBER 5, 1997
                                     TO THE
                        PROSPECTUS DATED APRIL 30, 1997
                        AS SUPPLEMENTED ON JUNE 13, 1997
                                    FOR THE
                       PROVIDIAN MARQUEE VARIABLE ANNUITY

             OFFERED BY PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)



Effective January 1, 1998, if the state of issue of your Contract is CA, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, in which case you will bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period. This means that your initial Net Purchase Payment(s) will not be invested in the Fidelity Money Market during the Right to Cancel Period. (Please note that immediate investment is not available with respect to any amounts allocated to the Guaranteed Equity Option which is illiquid for the guarantee period.)

                                   * * * * *

The first paragraph under the heading "Exceptions to Charges and to Transaction or Balance Requirements" on page 17 is hereby amended to read as follows:

The contingent deferred sales load or other administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of sales and/or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract are permitted to purchase Contracts with substantial reduction of the contingent deferred sales load or other administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.